BIOLOGICAL ASSETS (Details Textual) $ in Thousands, ha in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) ha	Dec. 31, 2021 USD ($) ha	Dec. 31, 2020 USD ($)
Disclosure Of Biological Assets [Line Items]
Output of agricultural produce | ha	21.0	20.9
Gains (losses) on change in fair value less costs to sell of biological assets for current period	$ 12,932	$ 81,986
Description of biological assets where fair value information is unreliable	The appraisal of biological assets resulted in a greater cost of the lumber sold in comparison to the real incurred cost, which is presented included in the cost of sales which as of December 31, 2022 amounted to ThU.S.$ 309,670 (ThU.S.$ 223,589 as of December 31, 2021).
Description of nature of activities of biological assets	total surface of 1.66 million hectares of which 951 thousand hectares are used for forestry planting, 491 thousand hectares are native forest, 110 thousand hectares are used for other purposes and 103 thousand hectares not yet planted.
Cost of sales	$ 4,274,496	3,681,603	$ 3,445,284
Subsequent Event [Member]
Disclosure Of Biological Assets [Line Items]
Cost of sales	$ 309,670	$ 223,589
Brazil
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	8.30%
Argentina
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	21.00%
CHILE
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	7.00%
Uruguay
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	9.00%